STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 27		$ 61,025	$ 3	$ (44,955)	$ 0	$ 16,100
Balance (in shares) at Dec. 31, 2008	202,871
Exercise of stock options	0	[1]	0	0	0	0	0	[1]
Exercise of stock options (in shares)	42
Issuance of shares in April 2009, net of issuance expenses in an amount of $570	5		5,725	0	0	0	5,730
Issuance of shares in April 2009, net of issuance expenses in an amount of $570 (in shares)	33,333
Stock-based compensation to non-employees	0		52	0	0	0	52
Stock-based compensation to employees	0		1,372	0	0	0	1,372
Stock-based compensation to employees (in shares)	1,083
Unrealized gain (loss) from marketable securities	0		0	93		0	93
Net loss	0		0	0	(16,505)		(16,505)
Balance at Dec. 31, 2009	32		68,174	96	(61,460)	0	6,842
Balance (in shares) at Dec. 31, 2009	237,329
Exercise of stock options	0	[1]	0	0	0	0	0	[1]
Exercise of stock options (in shares)	2,108
Issuance of restricted shares	0	[1]	0	0	0	0	0	[1]
Issuance of restricted shares (in shares)	150
Issuance of shares in January 2010, net of $301 issuance cost	7		3,400	0	0	0	3,407
Issuance of shares in January 2010, net of $301 issuance cost (in shares)	42,167
Issuance of shares in December 2010, net of $145 issuance cost	7		1,149	0	0	0	1,156
Issuance of shares in December 2010, net of $145 issuance cost (in shares)	41,667
Conversion of convertible note related to Rosetta Green establishment	0		1,252	0	0	248	1,500
Stock-based compensation to non-employees	0		19	0	0	0	19
Stock-based compensation to employees	0		738	0	0	939	1,677
Unrealized gain (loss) from marketable securities	0		0	(89)	0	0	(89)
Accumulated unrealized gains from available-for-sale marketable securities							7
Net loss	0		0	0	(14,755)	(387)	(15,142)
Balance at Dec. 31, 2010	46		74,732	7	(76,215)	800	(630)
Balance (in shares) at Dec. 31, 2010	323,421
Issuance of restricted shares	0	[1]	0	0	0	0	0
Issuance of restricted shares (in shares)	83
Issuance of shares in February and October 2011, net of $541 and $70 issuance cost, respectively	50		5,803	0	0	0	5,853
Issuance of shares in February and October 2011, net of $541 and $70 issuance cost, respectively (in shares)	301,672
Conversion of Warrants in February and November 2011	12		716	0	0	0	728
Conversion of Warrants in February and November 2011 (in shares)	76,056
Stock-based compensation to non-employees	0		1	0	0	0	1
Stock-based compensation to employees	0		603	0	0	568	1,171
Decrease in holdings in Rosetta Green as a result of its IPO	0		2,726	0	0	2,352	5,078
Unrealized gain (loss) from marketable securities	0		0	(7)	0	0	(7)
Loss of control in Rosetta Green shares in December 2011	0		0	0	0	(2,447)	(2,447)
Accumulated unrealized gains from available-for-sale marketable securities							0
Net loss	0		0	0	(8,830)	(1,273)	(10,103)
Balance at Dec. 31, 2011	$ 108		$ 84,581	$ 0	$ (85,045)	$ 0	$ (356)
Balance (in shares) at Dec. 31, 2011	701,232

[1]	Represents an amount lower than $ 1